US Vegan Climate ETF
Schedule of Investments
April 30, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.8%
		Communications - 15.0%
1,543		Airbnb, Inc. - Class A (a)	$236,403
631		Alphabet, Inc. - Class A (a)	1,440,062
626		Alphabet, Inc. - Class C (a)	1,439,381
1,097		Arista Networks, Inc. (a)	126,780
34,502		AT&T, Inc.	650,708
197		Booking Holdings, Inc. (a)	435,431
656		CDW Corporation	107,046
579		Charter Communications, Inc. - Class A (a)	248,096
18,819		Cisco Systems, Inc.	921,755
22,037		Comcast Corporation - Class A	876,191
936		DoorDash, Inc. - Class A (a)	76,219
3,024		eBay, Inc.	157,006
699		Expedia Group, Inc. (a)	122,150
180		FactSet Research Systems, Inc.	72,628
697		Liberty Broadband Corporation - Class C (a)	77,939
5,267		Lumen Technologies, Inc.	52,986
1,308		Lyft, Inc. - Class A (a)	42,641
1,286		Match Group, Inc. (a)	101,787
709		Okta, Inc. (a)	84,591
1,017		Omnicom Group, Inc.	77,424
458		Palo Alto Networks, Inc. (a)	257,066
2,668		Pinterest, Inc. - Class A (a)	54,747
562		Roku, Inc. (a)	52,210
5,766		Snap, Inc. - Class A (a)	164,100
2,840		T-Mobile US, Inc. (a)	349,718
2,082		Trade Desk, Inc. - Class A (a)	122,671
3,760		Twitter, Inc. (a)	184,315
7,044		Uber Technologies, Inc. (a)	221,745
474		VeriSign, Inc. (a)	84,699
19,264		Verizon Communications, Inc.	891,923
8,346		Warner Bros. Discovery, Inc. (a)	151,480
572		Zendesk, Inc. (a)	69,807
820		Zillow Group, Inc. - Class C (a)	32,652
			9,984,357
		Consumer, Cyclical - 7.6%
301		Advance Auto Parts, Inc.	60,089
264		AutoNation, Inc. (a)	30,600
103		AutoZone, Inc. (a)	201,413
1,062		Best Buy Company, Inc.	95,506
780		CarMax, Inc. (a)	66,908
403		Carvana Company (a)	23,358
1,023		Copart, Inc. (a)	116,264
689		Cummins, Inc.	130,352
1,639		DR Horton, Inc.	114,058
1,590		DraftKings, Inc. - Class A (a)	21,751
2,804		Fastenal Company	155,089
308		GameStop Corporation - Class A (a)	38,522
672		Genuine Parts Company	87,394
1,288		Lennar Corporation - Class A	98,519
141		Lithia Motors, Inc.	39,921
707		Live Nation Entertainment, Inc. (a)	74,150
387		National Vision Holdings, Inc. (a)	14,571
16		NVR, Inc. (a)	70,019
328		O'Reilly Automotive, Inc. (a)	198,948
1,675		PACCAR, Inc.	139,109
1,279		Peloton Interactive, Inc. - Class A (a)	22,459
396		Planet Fitness, Inc. - Class A (a)	31,692
189		Pool Corporation	76,587
3,546		Tesla, Inc. (a)	3,087,715
208		W.W. Grainger, Inc.	104,006
			5,099,000
		Consumer, Non-cyclical - 13.0%
803		Affirm Holdings, Inc. (a)	23,046
1,172		Anthem, Inc.	588,262
2,042		Automatic Data Processing, Inc.	445,524
268		Beyond Meat, Inc. (a)	9,884
1,921		Block, Inc. (a)	191,216
2,755		Centene Corporation (a)	221,915
679		Chegg, Inc. (a)	16,798
1,639		Cigna Corporation	404,472
1,932		CoStar Group, Inc. (a)	122,914
585		Equifax, Inc.	119,059
388		FleetCor Technologies, Inc. (a)	96,814
392		Gartner, Inc. (a)	113,896
5,895		Ginkgo Bioworks Holdings, Inc. (a)	17,095
1,407		Global Payments, Inc.	192,731
1,203		HCA Healthcare, Inc.	258,104
613		Humana, Inc.	272,515
308		Ingredion, Inc.	26,214
906		IQVIA Holdings, Inc. (a)	197,499
178		MarketAxess Holdings, Inc.	46,923
757		McKesson Corporation	234,375
281		Molina Healthcare, Inc. (a)	88,079
775		Moody's Corporation	245,272
5,666		PayPal Holdings, Inc. (a)	498,211
1,646		S&P Global, Inc.	619,719
692		Teladoc Health, Inc. (a)	23,362
942		TransUnion	82,444
346		United Rentals, Inc. (a)	109,516
6,166		UnitedHealth Group, Inc.	3,135,719
771		Verisk Analytics, Inc.	157,323
294		Waters Corporation (a)	89,088
			8,647,989
		Energy - 0.3%
590		Enphase Energy, Inc. (a)	95,226
450		First Solar, Inc. (a)	32,863
2,753		Plug Power, Inc. (a)	57,868
962		Sunrun, Inc. (a)	19,221
			205,178
		Financial - 25.1% (b)
184		Affiliated Managers Group, Inc.	23,105
2,945		Aflac, Inc.	168,690
1,389		Allstate Corporation	175,764
1,793		Ally Financial, Inc.	71,648
2,870		American Express Company	501,418
4,117		American International Group, Inc.	240,886
2,193		American Tower Corporation	528,557
543		Ameriprise Financial, Inc.	144,161
1,042		Aon plc - Class A	300,086
1,894		Arch Capital Group, Ltd. (a)	86,499
985		Arthur J. Gallagher & Company	165,963
680		AvalonBay Communities, Inc.	154,686
3,680		Bank of New York Mellon Corporation	154,781
718		Boston Properties, Inc.	84,437
476		Camden Property Trust	74,680
2,130		Capital One Financial Corporation	265,441
507		Cboe Global Markets, Inc.	57,281
1,556		CBRE Group, Inc. - Class A (a)	129,210
1,783		Chubb, Ltd.	368,100
758		Cincinnati Financial Corporation	92,976
2,119		Citizens Financial Group, Inc.	83,489
1,704		CME Group, Inc.	373,755
623		Coinbase Global, Inc. - Class A (a)	70,218
2,078		Crown Castle International Corporation	384,866
1,402		Discover Financial Services	157,669
1,815		Duke Realty Corporation	99,371
431		Equinix, Inc.	309,923
1,744		Equity Residential	142,136
318		Essex Property Trust, Inc.	104,708
641		Extra Space Storage, Inc.	121,790
3,384		Fifth Third Bancorp	127,001
854		First Republic Bank	127,434
1,706		Hartford Financial Services Group, Inc.	119,301
6,985		Huntington Bancshares, Inc.	91,853
420		Interactive Brokers Group, Inc. - Class A	25,015
2,693		Intercontinental Exchange, Inc.	311,876
2,950		Invitation Homes, Inc.	117,469
4,577		KeyCorp	88,382
2,701		KKR & Company, Inc.	137,670
609		M&T Bank Corporation	101,484
63		Markel Corporation (a)	85,257
2,422		Marsh & McLennan Companies, Inc.	391,637
6,790		Mastercard, Inc. - Class A	2,467,350
3,269		MetLife, Inc.	214,708
552		Mid-America Apartment Communities, Inc.	108,567
562		Nasdaq, Inc.	88,442
257		Orion Office REIT, Inc.	3,449
2,056		PNC Financial Services Group, Inc.	341,502
2,821		Progressive Corporation	302,863
3,564		Prologis, Inc.	571,274
1,848		Prudential Financial, Inc.	200,526
731		Public Storage	271,566
927		Raymond James Financial, Inc.	90,345
2,709		Realty Income Corporation	187,896
4,743		Regions Financial Corporation	98,275
523		SBA Communications Corporation	181,538
1,578		Simon Property Group, Inc.	186,204
545		Sun Communities, Inc.	95,686
269		SVB Financial Group (a)	131,175
2,622		Synchrony Financial	96,516
1,178		Travelers Companies, Inc.	201,509
6,377		Truist Financial Corporation	308,328
1,411		UDR, Inc.	75,079
242		Upstart Holdings, Inc. (a)	18,155
1,885		Ventas, Inc.	104,712
12,158		Visa, Inc. - Class A	2,591,234
2,034		Welltower, Inc.	184,707
616		Willis Towers Watson plc	132,354
892		WP Carey, Inc.	72,047
			16,686,680
		Industrial - 8.2%
986		Builders FirstSource, Inc. (a)	60,708
4,181		Carrier Global Corporation	160,007
823		Cognex Corporation	55,660
621		Crown Holdings, Inc.	68,335
10,879		CSX Corporation	373,585
1,354		Deere & Company	511,203
712		Dover Corporation	94,910
1,917		Eaton Corporation plc	278,003
1,612		Energizer Holdings, Inc.	48,827
816		Expeditors International of Washington, Inc.	80,841
1,185		FedEx Corporation	235,507
656		Fortune Brands Home & Security, Inc.	46,740
1,460		Graphic Packaging Holding Company	31,828
363		IDEX Corporation	68,905
3,426		Johnson Controls International plc	205,115
883		Keysight Technologies, Inc. (a)	123,858
109		Mettler-Toledo International, Inc. (a)	139,251
1,191		Norfolk Southern Corporation	307,135
502		Old Dominion Freight Line, Inc.	140,620
2,061		Otis Worldwide Corporation	150,123
483		Owens Corning	43,919
450		Packaging Corporation of America	72,527
617		Parker-Hannifin Corporation	167,096
559		Rockwell Automation, Inc.	141,243
206		Simpson Manufacturing Company, Inc.	21,356
783		Stanley Black & Decker, Inc.	94,077
1,141		Trane Technologies plc	159,614
554		Trex Company, Inc. (a)	32,237
1,244		Trimble, Inc. (a)	82,975
3,146		Union Pacific Corporation	737,076
3,525		United Parcel Service, Inc. - Class B	634,430
862		Westinghouse Air Brake Technologies Corporation	77,502
			5,445,213
		Technology - 30.4% (b)
3,220		Accenture plc - Class A	967,159
3,728		Activision Blizzard, Inc.	281,837
3,894		Adobe, Inc. (a)	1,541,829
5,842		Advanced Micro Devices, Inc. (a)	499,608
770		Akamai Technologies, Inc. (a)	86,456
416		ANSYS, Inc. (a)	114,687
4,345		Applied Materials, Inc.	479,471
1,068		Autodesk, Inc. (a)	202,151
448		Bill.com Holdings, Inc. (a)	76,478
1,916		Broadcom, Inc.	1,062,211
556		Broadridge Financial Solutions, Inc.	80,136
1,320		Cadence Design Systems, Inc. (a)	199,122
641		Ceridian HCM Holding, Inc. (a)	35,979
1,453		Cerner Corporation	136,059
1,127		Cloudflare, Inc. - Class A (a)	97,080
2,575		Cognizant Technology Solutions Corporation - Class A	208,317
354		Coupa Software, Inc. (a)	30,550
970		Crowdstrike Holdings, Inc. - Class A (a)	192,797
1,072		Datadog, Inc. - Class A (a)	129,476
1,404		Dell Technologies, Inc. - Class C	66,002
922		DocuSign, Inc. (a)	74,682
1,369		Electronic Arts, Inc.	161,610
650		Entegris, Inc.	72,404
264		EPAM Systems, Inc. (a)	69,957
2,929		Fidelity National Information Services, Inc.	290,410
2,900		Fiserv, Inc. (a)	283,968
671		Fortinet, Inc. (a)	193,926
214		HubSpot, Inc. (a)	81,198
19,630		Intel Corporation	855,672
4,343		International Business Machines Corporation	574,188
1,284		Intuit, Inc.	537,675
731		KLA Corporation	233,379
857		Kyndryl Holdings, Inc. (a)	10,190
679		Lam Research Corporation	316,251
3,970		Marvell Technology, Inc.	230,578
2,596		Microchip Technology, Inc.	169,259
5,402		Micron Technology, Inc.	368,362
297		MongoDB, Inc. (a)	105,414
208		Monolithic Power Systems, Inc.	81,586
386		MSCI, Inc.	162,603
1,076		NetApp, Inc.	78,817
12,017		NVIDIA Corporation	2,228,793
2,053		ON Semiconductor Corporation (a)	106,982
7,690		Oracle Corporation	564,446
1,555		Paychex, Inc.	197,065
244		Paycom Software, Inc. (a)	68,679
535		PTC, Inc. (a)	61,102
533		Qorvo, Inc. (a)	60,645
5,456		QUALCOMM, Inc.	762,149
386		RingCentral, Inc. - Class A (a)	32,752
1,298		ROBLOX Corporation - Class A (a)	39,784
8,290		Salesforce, Inc. (a)	1,458,543
1,002		Seagate Technology Holdings plc	82,204
956		ServiceNow, Inc. (a)	457,064
794		Skyworks Solutions, Inc.	89,960
1,283		Snowflake, Inc. - Class A (a)	219,958
774		Splunk, Inc. (a)	94,443
1,075		SS&C Technologies Holdings, Inc.	69,510
732		Synopsys, Inc. (a)	209,930
555		Take-Two Interactive Software, Inc. (a)	66,328
795		Teradyne, Inc.	83,841
4,464		Texas Instruments, Inc.	759,996
793		Twilio, Inc. - Class A (a)	88,673
198		Tyler Technologies, Inc. (a)	78,153
1,212		UiPath, Inc. - Class A (a)	21,610
747		Unity Software, Inc. (a)	49,608
665		Veeva Systems, Inc. - Class A (a)	120,997
983		VMware, Inc. - Class A	106,203
1,466		Western Digital Corporation (a)	77,801
912		Workday, Inc. - Class A (a)	188,510
259		Zebra Technologies Corporation - Class A (a)	95,742
986		Zoom Video Communications, Inc. - Class A (a)	98,176
1,112		ZoomInfo Technologies, Inc. (a)	52,709
387		Zscaler, Inc. (a)	78,460
			20,210,350
		Utilities - 0.2%
874		American Water Works Company, Inc.	134,666
		TOTAL COMMON STOCKS (Cost $64,365,175)	66,413,433

		SHORT-TERM INVESTMENTS - 0.2%
123,080		First American Government Obligations Fund - Class X, 0.22% (c)	123,080
		TOTAL SHORT-TERM INVESTMENTS (Cost $123,080)	123,080
		Total Investments (Cost $64,488,255) - 100.0%	66,536,513
		Other Assets in Excess of Liabilities - 0.0% (d)	8,376
		NET ASSETS - 100.0%	$66,544,889

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day yield as of April 30, 2022.
	(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,413,433	$-	$-	$66,413,433
Short-Term Investments	123,080	-	-	123,080
Total Investments in Securities	$66,536,513	$-	$-	$66,536,513

^ See Schedule of Investments for breakout of investments by sector classifications.
For the period ended April 30, 2022, the Fund did not recognize any transfers to or from Level 3.